Pro Forma Condensed Combined Statement of Operations (Unaudited) (USD $)	12 Months Ended
Dec. 31, 2011
Dynastar Holdings Inc.
Revenues	$ 0
Cost of revenue	0
Gross profit	0
Operating expenses	46,818
Operating income (loss)	(46,818)
Other income (expense)
Change in fair value of warrant liability	0
Interest income and (expense)	0
Amortization of debt discount	0
Net other income (expense)	0
Net (loss)	(46,818)
Basic and fully diluted net (loss) per share	$ 0.00
Weighted average number of common shares outstanding, basic and fully diluted	287,503,577
Dynastar Ventures, Inc.
Revenues	1,121,197
Cost of revenue	409,061
Gross profit	712,136
Operating expenses	2,086,798
Operating income (loss)	(1,374,662)
Other income (expense)
Change in fair value of warrant liability	318,828
Interest income and (expense)	(92,420)
Amortization of debt discount	(215,215)
Net other income (expense)	11,193
Net (loss)	(1,363,469)
Weighted average number of common shares outstanding, basic and fully diluted	10,050,000
Proforma Adjustments
Revenues	109,223
Cost of revenue	39,849
Gross profit	69,374
Operating expenses	80,341
Operating income (loss)	(10,967)
Other income (expense)
Change in fair value of warrant liability	0
Interest income and (expense)	45,590
Amortization of debt discount	215,215
Net other income (expense)	260,805
Net (loss)	249,838
Weighted average number of common shares outstanding, basic and fully diluted	(263,130,287)
Combined Pro Forma
Revenues	1,230,420
Cost of revenue	448,910
Gross profit	781,510
Operating expenses	2,213,957
Operating income (loss)	(1,432,447)
Other income (expense)
Change in fair value of warrant liability	318,828
Interest income and (expense)	(46,830)
Amortization of debt discount	0
Net other income (expense)	271,998
Net (loss)	$ (1,160,449)
Basic and fully diluted net (loss) per share	$ (0.03)
Weighted average number of common shares outstanding, basic and fully diluted	34,423,290